FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net income	¥ 228,753	$ 35,058	¥ 575,196	¥ 340,046
Other comprehensive income/(loss) net of tax
Foreign currency translation adjustment	(45,117)	(6,914)	11,274	60,357
Unrealized gain on available-for-sale investments and others, (net of tax effect of nil, RMB 1,554 and nil for years ended December 31, 2016, 2017 and 2018, respectively)	(21,340)	(3,270)	2,666	14,684
Comprehensive income attributable to Zepp Health Corporation	162,296	24,874	589,136	415,087
Parent Company
Net income	228,753	35,058	575,196	340,046
Other comprehensive income/(loss) net of tax
Foreign currency translation adjustment	(66,457)	(10,184)	13,940	75,041
Comprehensive income attributable to Zepp Health Corporation	¥ 162,296	$ 24,874	¥ 589,136	¥ 415,087